Leases (Details) - Schedule of Minimum Lease Payments in Future Periods - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Minimum Lease Payments in Future Periods [Abstract]
2025	$ 62,792
2026	25,128
2027
Total minimum lease payments	87,920
Less: imputed interest	(2,179)
Total:	$ 85,741	$ 463,669